Contingent liabilities and financial commitments - Non-Tobacco-Related Litigation (86-111) - Additional Information (Details) € in Millions, £ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Jan. 29, 2026 claimant	Apr. 25, 2023 USD ($)	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	May 31, 2012	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Sep. 14, 2024 Case	Feb. 10, 2023
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of environmental clean-up costs obligation commitment with NCR					60.00%
Percentage of environmental clean up costs obligations commitment covered by funding					50.00%
Trade and other payables | £						£ 9,328.0									£ 9,550.0
Nahadi | Legal proceedings contingent liability
Disclosure Of Commitments And Contingencies [Line Items]
Number of claimants | claimant	196
Agreement term	3 years
Windward dividend claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana									£ 117.9		€ 135	£ 386.8	€ 443
Windward dividend claim | Sequana
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana									£ 137.5	$ 185
Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Payments to made on remediation work			£ 182.1	$ 245
DOJ & OFAC investigation
Disclosure Of Commitments And Contingencies [Line Items]
Agreement term		3 years
Trade and other payables		$ 635				472.3								$ 635
N C R | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total estimated clean-up costs						£ 1,001.0	$ 1,346
Percentage of environmental clean-up costs demanded					60.00%
Environmental clean-up costs paid by related party | £								£ 41.0
N C R | Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment by a related party to related party			£ 14.9	$ 20
Compensation, percentage of costs incurred																	60.00%
Number of affirmative defences, stiking out																1
Number of affirmative defences																8
Number of counterclaims, dismissed																3
Number of counterclaims																5